Fair Value Measurements - Embedded Derivatives (Details) - Embedded derivatives in convertible notes - USD ($) $ in Thousands		12 Months Ended
	Sep. 22, 2015	Dec. 31, 2015	Dec. 31, 2014
Changes in estimated fair value, financial instrument classified as Level 3
Fair value of asset (liability) - beginning of period		$ 231	$ (175)
Change in fair value recorded in other income (expense), net		835	406
Reversal of fair value recorded in other income (expense), net		$ (1,066)
Fair value of asset (liability) - end of period			$ 231
Level 3
Assumptions used in determining fair value
Equity financing in 2014 (as a percent)			100.00%
Equity financing in 2015 (as a percent)			14.30%
Liquidation (as a percent)			0.10%
Initial public offering (as a percent)			79.50%
Change of control (as a percent)			6.20%
Credit spread (as a percent)	17.60%
Expected volatility (as a percent)	40.00%